Goods and Service Tax and Other Credits Receivable - Schedule of Goods and Service Tax and Other Credits Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Goods and Service Tax and Other Credits Receivable [Abstract]
Tax deducted at source and tax collected at source receivable	$ 15,087	$ 3,283
Input goods and service tax credit	612,343	643,475
Goods and service tax and other credits receivable	$ 627,430	$ 646,758